Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts in USD	Dec. 31, 2022	Dec. 31, 2021
RMB into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts in USD [Line Items]
Balance Sheet Date Rates	6.9646	6.3757
Average Rates	6.7261	6.4515
Euro into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts in USD [Line Items]
Balance Sheet Date Rates	0.9383	0.8831
Average Rates	0.9485	0.8448
Yen into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts in USD [Line Items]
Balance Sheet Date Rates		115.0536
Average Rates		109.743